EMPLOYEE BENEFIT PLANS - Schedule of Assumptions Used to Determine Net Periodic Benefit Cost (Income) (Details)	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.64%	3.64%
Expected return on plan assets	6.19%	6.18%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	3.25%
Health care cost trend rate-initial	7.50%	7.00%
Health care cost trend rate-ultimate	4.00%	5.00%